Leases	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
LEASES
NOTE 7:	LEASES

We have entered into several non-cancellable operating lease agreements for our offices and vehicles. Our leases have original lease periods expiring between 2021 and 2026. Payments due under such lease contracts include primarily fix payments. We assume renewals in our determination of the lease term. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of lease costs, lease term and discount rate are as follows:

Six Months Ended
June 30, 2021
(unaudited)
Operating lease cost:
Vehicles	111
Facilities rent	155
266
Remaining Lease Term
Vehicles	0.11-2.76 years
Facilities rent	0.25-5.26 years

Weighted Average Discount Rate
Vehicles	3.36%
Facilities rent	3.36%

The following is a schedule, by years, of maturities of operating lease liabilities as of June 30, 2021:

June 30, 2021
(unaudited)
Period:
The remainder of 2021	233
2022	406
2023	246
2024	126
2025	100
2026	41
Total operating lease payments	1,152
Less: imputed interest	36
Present value of lease liabilities	1,116